Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and contingencies [abstract]
Schedule of capital expenditures
	31/12/2017	31/12/2018
	US$’000	US$’000

Office building	783	374
Property and equipment	306	301

Schedule of future minimum rentals payable under non–cancellable operating leases
	31/12/2017	31/12/2018
	US$’000	US$’000

Within one year	1,080	738
After one year but not more than five years	768	228
	1,848	966

Schedule of future minimum rentals receivable under non–cancellable operating leases
	31/12/2017	31/12/2018
	US$’000	US$’000

Within one year	308	566
After one year but not more than five years	515	594
	823	1,160

Schedule of future minimum lease payments under finance leases

	31/12/2017			31/12/2018
	Minimum payments	Interest	Present value of payments	Minimum payments	Interest	Present value of payments
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000

Within one year	56	(7)	49	55	(2)	53
After one year but not more than five years	62	(4)	58	4	–	4
	118	(11)	107	59	(2)	57